Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Of Assets And Liabilities [Line Items]
Summary of non derivative financial liabilities by maturity groupings

	Less than	Between 1 and	Between 2 and	After
	1 year	2 years	5 years	5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2021
Borrowings	160,646	77,948	—	—	238,594
Convertible note	—	38,059	—	—	38,059
Lease liabilities	32,964	30,810	58,745	38,282	160,801
Trade payables	31,256	—	—	—	31,256
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	43,396	—	—	—	43,396
Amounts due to related parties	473	—	—	—	473
	268,735	146,817	58,745	38,282	512,579

At 31 December 2022
Borrowings	172,766	24,533	4,577	—	201,876
Convertible note	64,565	—	—	—	64,565
Lease liabilities	34,444	33,832	51,865	30,902	151,043
Trade payables	46,752	—	—	—	46,752
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	17,001	—	—	—	17,001
	335,528	58,365	56,442	30,902	481,237

Summary of gearing ratios

The gearing ratios at 31 December 2021 and 2022 were as follows:

	2021	2022
	RMB’000	RMB’000
Total borrowings	233,815	201,876
Add: Convertible note (Note 27)	38,059	64,565
Less: Cash and cash equivalents (Note 19)	(39,289)	(12,161)
Restricted cash (Note 19)	—	(1,547)
Net debt	232,585	252,733
Total equity	(186,422)	(125,880)
Total capital	46,163	126,853
Gearing ratio	503.83%	199.23%

Summary of financial liabilities that are measured at fair value

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2022
Assets
Investment properties (Note 14)	—	—	23,065	23,065
	—	—	23,065	23,065
Liabilities
Financial liabilities at fair value through profit or loss
- Convertible note (Note 27)	—	—	64,565	64,565
	—	—	64,565	64,565

Level 3 [Member]
Disclosure Of Fair Value Of Assets And Liabilities [Line Items]
Summary of financial liabilities that are measured at fair value

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2021:

	Convertible note
	(Note 27)	Total
	RMB’000	RMB’000
Opening balance	34,190	34,190
Unrealised exchange difference	(371)	(371)
Change in fair value	4,240	4,240
Closing balance	38,059	38,059

3            Financial risk management (Continued)

3.3         Fair value estimation (Continued)

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2022:

	Convertible note
	(Note 27)	Total
	RMB’000	RMB’000
Opening balance	38,059	38,059
Change in fair value	26,506	26,506
Closing balance	64,565	64,565